Financial risk management objectives and policies - Disclosure Of exposure to credit risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial risk management objectives and policies
Exposure to credit risk	$ 10,671,194	$ 8,968,265
Trade and other receivables
Financial risk management objectives and policies
Exposure to credit risk	6,256,738	4,009,282
Cash and cash equivalents
Financial risk management objectives and policies
Exposure to credit risk	$ 4,414,456	$ 4,958,983